SHARE-BASED PAYMENTS - Options granted to non-employees (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
	Nov. 16, 2021 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Number of options
Number of options, Granted (in shares) | shares			0		0		0
Aggregate intrinsic Value
Recognized the remaining unrecognized share-based compensation expenses | ¥								¥ 0
Options granted to non-employees. | Stock Incentive Plan 2008 [Member]
Number of options
Number of options, Beginning of the year (in shares) | shares			1,439,177
Number of options, End of the year (in shares) | shares			1,439,177		1,439,177
Vested and expected to vest, End of the year (in shares) | shares		1,838,173						1,838,173
Exercisable, End of the year (in shares) | shares		1,439,177						1,439,177
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share)		$ 0.70
Weighted-average exercise price, End of the year (in dollars per share)		0.70		$ 0.70
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share)		0.65
Weighted-average exercise price, Exercisable at end of the year (in dollars per share)		0.70
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)		2.47
Weighted-average grant-date fair value, End of the year (in dollars per share)		2.47		$ 2.47
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)		2.43
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share)		$ 2.47
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)			5 years 7 months 24 days		6 years 7 months 24 days
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)			5 years 3 months 25 days
Weighted-average remaining contractual term, Exercisable at end of the year (in years)			5 years 7 months 24 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $				$ 216,000
Intrinsic value of options exercised | ¥			¥ 0		¥ 20,457		¥ 20,448
Total fair value of the equity awards vested | ¥			¥ 0		¥ 0		¥ 0
Unrecognized share-based compensation expenses of unvested and vested but not exercisable | $		$ 0
Options granted to non-employees. | Stock Incentive Plan 2017 [Member]
Number of options
Number of options, Granted (in shares) | shares			0		0
Restricted Stock Units (RSUs) [Member]
Number of options
Granted (in shares) | shares	1,235,896
Aggregate intrinsic Value
Recognized the remaining unrecognized share-based compensation expenses | ¥								¥ 18,181
Restricted Stock Units (RSUs) [Member] | Stock Incentive Plan 2017 [Member]
Number of options
Number of options, Beginning of the year (in shares) | shares			7,908,426
Number of options, Granted (in shares) | shares			2,932,800
Number of options, Vested and issued (in shares) | shares			(2,718,074)
Number of options, Forfeited (in shares) | shares			(989,559)
Number of options, End of the year (in shares) | shares			7,133,593		7,908,426
Vested and expected to vest, End of the year (in shares) | shares		16,259,040						16,259,040
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Granted (in dollars per share)		$ 0.69		$ 2.17		$ 5.23
Beginning balance (in dollars per share)		4.36
Granted (in dollars per share)		0.69
Vested and issued (in dollars per share)		5.38
Forfeiture due to disposal of BEST Network (in dollars per share)		3.85
Ending balance (in dollars per share)		2.54		4.36
Aggregate intrinsic Value
Weighted average grant-date fair value of equity awards granted		$ 0.69		$ 2.17		$ 5.23
Unrecognized share-based compensation expenses of unvested and vested but not exercisable		$ 10,135,000						¥ 69,900
Estimated weighted-average amortization period			1 year 8 months 15 days
Restricted shares to non-employees | Stock Incentive Plan 2017 [Member]
Number of options
Number of options, Granted (in shares) | shares			160,000		80,000		189,715